SHARE-BASED COMPENSATION - Options (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
SHARE-BASED COMPENSATION
Number of shares, Outstanding	1,019,994
Number of shares, Exercised	133,385
Number of shares, Forfeited	57,810
Number of shares, Outstanding	828,799	1,019,994
Number of shares, Vested and expected to vest	828,799
Number of shares, Exercisable	368,767
Weighted average exercise price, Outstanding	$ 9.88
Weighted average exercise price, Exercised	3.48
Weighted average exercise price, Forfeited	36.16
Weighted average exercise price, Outstanding	9.03	$ 9.88
Weighted average exercise price, Vested and expected to vest	9.03
Weighted average exercise price, Exercisable	$ 18.15
Aggregate average remaining contractual life (Years), Outstanding	6 years 8 months 12 days	7 years 8 months 1 day
Aggregate average remaining contractual life (Years), Vested and expected to vest	6 years 8 months 12 days
Aggregate average remaining contractual life (Years), Exercisable	5 years 14 days
Aggregate intrinsic value, Outstanding	$ 30,047	$ 14,898
Aggregate intrinsic value, Vested and expected to vest	30,047
Aggregate intrinsic value, Exercisable	$ 10,512